Related Party Transactions (Details) - USD ($) $ in Thousands	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Total amount charged		$ 0
Augusta Capital Corporation [Member]
Related Party Transactions [Line Items]
Total amount charged			$ 552
Related Party Arrangement [Member]
Related Party Transactions [Line Items]
Settlement cost	$ 104